S000066841 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	62 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Premium Shares
Prospectus [Line Items]
Average Annual Return, Percent	5.19%	2.39%	2.37%
Performance Inception Date			Oct. 30, 2019
Capital Shares
Prospectus [Line Items]
Average Annual Return, Percent	5.21%	2.41%	2.39%
Performance Inception Date			Oct. 30, 2019